INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of components of finite-lived intangible assets
The major components of intangible assets as of December 31, 2017 and 2016 were as follows:

	Weighted- Average Useful Lives (Years)	2017			2016
(in millions)		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Product brands	6	$20,913	$(9,281)	$11,632	$20,725	$(6,883)	$13,842
Corporate brands	10	933	(179)	754	999	(146)	853
Product rights/patents	5	3,310	(2,346)	964	4,240	(2,118)	2,122
Partner relationships	2	179	(169)	10	152	(128)	24
Technology and other	4	214	(147)	67	252	(160)	92
Total finite-lived intangible assets		25,549	(12,122)	13,427	26,368	(9,435)	16,933
Acquired IPR&D not in service	NA	86	—	86	253	—	253
B&L Trademark	NA	1,698	—	1,698	1,698	—	1,698
		$27,333	$(12,122)	$15,211	$28,319	$(9,435)	$18,884

Schedule of components of indefinite-lived intangible assets
The major components of intangible assets as of December 31, 2017 and 2016 were as follows:

	Weighted- Average Useful Lives (Years)	2017			2016
(in millions)		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Product brands	6	$20,913	$(9,281)	$11,632	$20,725	$(6,883)	$13,842
Corporate brands	10	933	(179)	754	999	(146)	853
Product rights/patents	5	3,310	(2,346)	964	4,240	(2,118)	2,122
Partner relationships	2	179	(169)	10	152	(128)	24
Technology and other	4	214	(147)	67	252	(160)	92
Total finite-lived intangible assets		25,549	(12,122)	13,427	26,368	(9,435)	16,933
Acquired IPR&D not in service	NA	86	—	86	253	—	253
B&L Trademark	NA	1,698	—	1,698	1,698	—	1,698
		$27,333	$(12,122)	$15,211	$28,319	$(9,435)	$18,884

Schedule of estimated aggregate amortization expense for each of the five succeeding years
Estimated amortization of finite-lived intangible assets for the five years ending December 31 and thereafter are as follows:

(in millions)
2018	$2,921
2019	2,684
2020	2,399
2021	2,045
2022	1,851
Thereafter	1,527
Total	$13,427

Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2016 were as follows:

(in millions)	Developed Markets	Emerging Markets	Bausch + Lomb/ International	Branded Rx	U.S. Diversified Products	Total
Balance, January 1, 2016	$16,141	$2,412	$—	$—	$—	$18,553
Acquisitions	1	—	—	—	—	1
Divestiture of a portfolio of neurology medical device products	(36)	—	—	—	—	(36)
Goodwill related to Ruconest® reclassified to assets held for sale	(37)	—	—	—	—	(37)
Foreign exchange and other	47	(12)	—	—	—	35
Impairment to goodwill of the former U.S. reporting unit	(905)	—	—	—	—	(905)
Realignment of segment goodwill	(15,211)	(2,400)	6,708	7,873	3,030	—
Impairment to goodwill of the Salix reporting unit	—	—	—	(172)	—	(172)
Divestitures	—	—	(5)	—	—	(5)
Goodwill of certain businesses reclassified to assets held for sale	—	—	(947)	(431)	—	(1,378)
Foreign exchange and other	—	—	(257)	(5)	—	(262)
Balance, December 31, 2016	—	—	5,499	7,265	3,030	15,794
Realignment of segment goodwill	—	—	264	(264)	—	—
Balance, January 1, 2017	—	—	5,763	7,001	3,030	15,794
Goodwill reclassified to assets held for sale and subsequently disposed	—	—	(30)	(61)	(84)	(175)
Impairment	—	—	—	(312)	—	(312)
Foreign exchange and other	—	—	283	3	—	286
Balance, December 31, 2017	$—	$—	$6,016	$6,631	$2,946	$15,593